Cover	Oct. 22, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2020
Entity File Number	0-31525
Entity Registrant Name	American River Bankshares
Entity Central Index Key	0001108236
Entity Tax Identification Number	68-0352144
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	3100 Zinfandel Drive, Suite 450
Entity Address, City or Town	Rancho Cordova
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95670
City Area Code	916
Local Phone Number	851-0123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	AMRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false